SEGMENT REPORTING (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Depreciation and amortization expense	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Other expense net	700,000	24,300,000	5,300,000	25,800,000	22,600,000	0
Interest expense net		1,700,000		3,300,000	6,500,000	500,000
Gains on extinguishment of debt	734,000	(22,440,000)	734,000	(22,440,000)	(22,440,000)
Forward sales contract expense			5,847,000
Gain (Loss) on Extinguishment of Debt	$ (734,000)	22,440,000	$ (734,000)	22,440,000	$ 22,440,000
Expense fair value adjustments		1,000,000		1,000,000
Change in fair value of warrant liabilities		$ 100,000		$ 100,000